Basis Of Presentation and General Information - Major Charters (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Korea Line Corporation
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	0.00%	0.00%	16.20%
Deiulemar Shipping S.P.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	0.00%	27.70%	28.20%
Cosco Bulk Carriers Ltd
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	0.00%	0.00%	12.60%
Deiulemar Compagnia Di Navigazione S.P.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	0.00%	13.00%	10.70%
Intermare Transport GmbH
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	24.10%	19.90%	10.90%
Morgan Stanley Capital Group Inc.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	15.70%	0.00%	0.00%
Mansel Ltd.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	16.60%	0.00%	0.00%
Cargill International S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	19.20%	0.00%	0.00%